Organization And Principal Activities	12 Months Ended
Dec. 31, 2022
General Information [Abstract]
Organization And Principal Activities
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

Organization and reorganization

VCI Global Limited was incorporated in the British Virgin Islands on April 29, 2020. The registered office of the Company is situated at Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, British Virgin Islands. The principal place of business of the Company is situation at B03-C-8, Menara 3A, KL Eco City, No.3 Jalan Bangsar, 59200 Kuala Lumpur, Malaysia.

The Group structure which represents the operating subsidiaries and dormant companies as the reporting date is as follow:

The Company and its subsidiaries are in the table as follows:

	Percentage of effective ownership
	December 31,
Name	Date of incorporation	2020	2021	2022	Place of incorporation	Principal activities
		%	%	%
VCI Global Limited	29.04.2020	-	100	100	British Virgin Island	Holding company
V Capital Kronos Berhad	01.09.2020	100	100	100	Malaysia	Holding company
V Capital Venture Sdn Bhd	19.08.2014	100	100	100	Malaysia	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory
Accuventures Sdn Bhd	22.06.2015	-	80	80	Malaysia	Provision of technology development, computer software programming and holding company.
Credilab Sdn Bhd	26.10.2020	-	80	80	Malaysia	Carry on licensed money lending activities, consulting, information technology development, and computer software programming
V Capital Advisory Sdn Bhd	12.02.2018	100	100	100	Malaysia	Provision of corporate and business advisory in relation to corporate listing exercise, equity investment, corporate restructuring, merger and acquisition and corporate finance.
V Capital Quantum Sdn Bhd	18.01.2018	100	100	100	Malaysia	Provision of information technology development, business consultancy services and holding company.
V Capital Consulting Limited	01.03.2016	100	100	100	British Virgin Island	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory
Imej Jiwa Communication Sdn Bhd	29.10.2012	-	100	100	Malaysia	Provision of investor relation consultation services.
AB Management and Consultancy Sdn Bhd	05.04.2020	-	80	80	Malaysia	Holding company
Elmu Education Group Sdn Bhd	03.12.2020	-	56	56	Malaysia	Education and training services
Elmu V Sdn Bhd	18.05.2021	-	69.2	69.2	Malaysia	Education and training services
Elmu Higher Education Sdn Bhd	24.05.2021	-	56	56	Malaysia	Education and training services
V Capital Real Estate Sdn Bhd	05.07.2021	-	100	100	Malaysia	Dormant
V Capital Robotics Sdn Bhd	12.10.2021	-	100	100	Malaysia	Dormant
TGI V Sdn Bhd	12.11.2021	-	100	100	Malaysia	Dormant
VCIG Limited	29.04.2020	-	100	100	British Virgin Island	Dormant
V Galactech Sdn Bhd	12.01.2022	-	-	100	Malaysia	Provision of information technology development
VC Acquisition Ltd	04.01.2022	-	-	100	Malaysia	Dormant
VC Acquisition II Ltd	04.01.2022	-	-	100	British Virgin Island	Dormant
In order to facilitate the Company’s initial public offering, the Company completed a series of reorganization transactions (the “Reorganization”), whereby, each of the operating and holding entities under the controlling shareholder’s common control before and after the Reorganization, were ultimately contributed to the Company:

On April 21, 2021, Mr. Victor Hoo Voon Him and his spouse, Liew Soo Hua transferring 100% issued capital of V Capital Quantum Sdn Bhd to V Capital Kronos Berhad;

On April 22, 2021, Mr. Victor Hoo Voon Him transferring 100% issued share capital of V Capital Advisory Sdn Bhd to V Capital Kronos Berhad;

On April 22, 2021, Mr. Victor Hoo Voon Him and his spouse, Liew Soo Hua transferring 100% issued capital of V Capital Venture Sdn Bhd to V Capital Kronos Berhad;

On August 30, 2021, Mr. Victor Hoo Voon Him transferring 100% issued share capital of V Capital Consulting Limited to V Capital Quantum Sdn Bhd;

On September 29, 2021, Messrs. Chang Wai Kwan, Harold Chen Yoong Kin, Lim May Ling, each transferring 29 ordinary shares and 2 ordinary shares respectively in Accuventures Sdn Bhd to V Capital Ventures Sdn Bhd; and

On February 21, 2022, Mr. Victor Hoo Voon Him transferring 100% issued share capital of Imej Jiwa Communication Sdn Bhd to V Capital Kronos Berhad; and

On April 8, 2022, the Company has issued a total of 33,400,100 shares at USD0.0001 to V Capital Kronos Berhad’s shareholders in exchange of their shares in V Capital Kronos Berhad. VCI Global Limited acquired 100% of V Capital Kronos Berhad from the Founder and other insignificant shareholders. As V Capital Kronos Berhad was under common control of the founder during all the periods presented, was accounted for in a manner similar to a pooling of interest with assets and liabilities all reflected at their historical amounts in the Group’s consolidated financial statements as if the reorganization had always been in place. As such, the Group’s consolidated financial statements were prepared as if VCI Global Limited has control over V Capital Kronos Berhad for all periods presented.

The Reorganization completed on April 8, 2022. Through the Reorganization, the Company became the holding company of the companies now comprising the Group. Accordingly, the financial statements were prepared on a consolidated basis by applying the principles of common control as if the reorganization had been completed at the beginning of the first reporting period.

Principal activities

The Company is a holding company. The principal activities of the Company and its subsidiaries (collectively referred to as the “Company” or “the Group”) are the provision of business strategy consultancy and technology development solution consultancy. The Company is headquartered in Malaysia and conducts its primary operations through its significant direct and indirectly held subsidiaries that are incorporated and domiciled in Malaysia, namely V Capital Kronos Berhad, V Capital Quantum Sdn. Bhd., and V Capital Consulting Limited where was incorporated in the British Virgin Islands.